HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 687	$ 400	$ 1,252	$ 713
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	589	343	1,085	613
Gaming and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	63	47	102	82
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 35	$ 10	$ 65	$ 18